Bank Loan (Tables)	12 Months Ended
Mar. 31, 2026
Bank Loan [Abstract]
Schedule of Bank Loan

As of March 31, 2026 and 2025, bank loan consisted of the following:

						As of March 31,
Bank loan drawdown date	Provider	Nature of bank loan	Interest rate	Amount of bank loan		2026	2025
April 25, 2024	Nanyang Commercial Bank Limited	Term loan under SME Financing Scheme (“SME Term Loan”)	Hong Kong Prime rate minus 2.5% p.a.	HK$	9,000,000	$954,881	1,066,363
Total						954,881	1,066,363
Less: non-current portion						(847,919)	(962,671)
Amount classified as current liabilities						$106,962	103,692

Schedule of Remaining Contractual Maturities of the Bank Loan

The table below summarizes the remaining contractual maturities of the bank loan as of March 31, 2026. The loans are categorized by the years in which repayments are due:

During the year ended March 31,
2027	$131,880
2028	131,880
2029	131,880
2030	131,880
2031	131,880
Thereafter	406,630
Total repayments of bank loans	1,066,030
Less: imputed interest	(111,149)
Balance recognized on the balance sheet as of March 31, 2026	$954,881